Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	10-12G
Amendment Flag	false
Entity Registrant Name	Bubblr, Inc.
Entity Central Index Key	0001873722
Entity Tax Identification Number	86-2355916
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	30 N. Gould Street
Entity Address, Address Line Two	Suite R
Entity Address, City or Town	Sheridan
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	82801
City Area Code	(646)
Local Phone Number	814-7184
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false